Schedule of Fair Value Assumptions For Warrants Issued (Details) (Parenthetical)	Oct. 13, 2023
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Reverse stock split for common stock	1-for-25
Warrant [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Reverse stock split for common stock	1-for- 25